Net revenues	3 Months Ended
Mar. 31, 2018
Revenues [Abstract]
Net revenues

19. Net revenues

Disaggregation of revenue

In the following tables, revenue is disaggregated by customer classification, service type, major industries serviced and location of service delivery centers.

	Three months ended March 31,
	2017	2018
GE	$ 69,254	$ 58,049
Global Clients	553,741	630,863
Total net revenues	$ 622,995	$ 688,912

	Three months ended March 31,
	2017	2018
Business process outsourcing	$ 511,283	$ 574,061
Information technology services	111,712	114,851
Total net revenues	$ 622,995	$ 688,912

19. Net revenues (continued)

	Three months ended March 31,
	2017	2018
Banking, financial services and insurance	$ 247,012	$ 275,627
Manufacturing, including pharmaceuticals and medical equipment manufacturing	229,214	247,125
Technology, healthcare and other services	146,769	166,160
Total net revenues	$ 622,995	$ 688,912

	Three months ended March 31,
	2017	2018
India	$ 411,055	$ 389,134
Asia, other than India	66,662	79,461
North and Latin America	85,042	152,280
Europe	60,236	68,037
Total net revenues	$ 622,995	$ 688,912

Contract balances

Accounts receivable include amounts for services that the Company has performed but for which payment has not been received. The Company typically follows a 30-day billing cycle and, as such, at any point in time may have accrued up to 30 days of revenues that have not been billed. The Company has determined in instances where the timing of revenue recognition differs from the timing of invoicing, the contracts generally do not include a significant financing component. Refer to note 4 for details on the Company’s accounts receivable and reserve for doubtful receivables.

The following table provides details of the Company’s contract liabilities:

Description	Three months ended March 31, 2018
	Advances from customers	Deferred transition revenue
Opening balance as of January 1, 2018	$ 26,266	$ 101,785
Additions	11,248	11,083
Revenue recognized	(2,944)	(10,430)
Currency translation adjustments	—	(10)
Closing balance as of March 31, 2018	$ 34,570	$ 102,428

19. Net revenues (continued)

The following table includes estimated revenue expected to be recognized in the future related to remaining performance obligations as of March 31, 2018:

Description	Total	Less than 1 year	1-3 years	3-5 years	After 5 years
Transaction price allocated to remaining performance obligations	$ 102,428	$ 47,714	$ 47,818	$ 6,676	$ 220

The following table provides details of the Company’s contract assets:

Description	Three months ended March 31, 2018
Opening balance as of January 1, 2018	$ 43,366
Additions	10,839
Reduction in revenue recognized	(5,902)
Closing balance as of March 31, 2018	$ 48,303

The following table provides details of the Company’s contract cost assets:

Description	Three months ended March 31, 2018
	Sales incentive programs	Transition activities
Opening balance as of January 1, 2018	$ 23,227	$ 139,284
Closing balance as of March 31, 2018	23,271	139,164
Amortization during three months ended March 31, 2018	3,239	11,579